Redeemable Noncontrolling Interests and Noncontrolling Interests - Additional Information (Details) $ / shares in Units, ¥ in Millions, $ in Millions		12 Months Ended
	Nov. 14, 2018 CNY (¥) shares	Dec. 31, 2018 shares	Nov. 14, 2018 USD ($) $ / shares shares	May 31, 2018	Dec. 31, 2017 shares	Sep. 29, 2017 shares
Minority Interest [Line Items]
Conversion Ratio		1
Overseas Subsidiary
Minority Interest [Line Items]
Ownership of subsidiaries				73.34%
Ownership by non-controlling stockholders				26.66%
Series A Convertible Redeemable Preferred Shares
Minority Interest [Line Items]
Mezzanine equity, shares issued		0			4,945,055	4,945,055
Fun Literature [Member]
Minority Interest [Line Items]
Purchase shares from holders		5 years
Redemption days		60 days
Annual compound interest rate		10.00%
Fun Literature [Member] | Series A Convertible Redeemable Preferred Shares
Minority Interest [Line Items]
Mezzanine equity, shares issued	3,763,440		3,763,440
Preferred stock, per share purchase price | $ / shares			$ 3.72
Mezzanine equity, aggregate amount of redemption	¥ 97.1		$ 14.0
Preferred shares converted basics on issued	7.00%
Preferred shares converted basics on outstanding	93.00%
Conversion Ratio		1